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                          IXIS ADVISOR FUNDS TRUST I

                                          August 3, 2007

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  IXIS Advisor Funds Trust I
     (File Nos.: 002-98326 and 811-04323)

Dear Sir or Madam:

   Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statement of additional information does not differ from that contained in the Post-Effective Amendment No. 70 that was filed electronically on July 31, 2007.

   If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

                                                  Very truly yours,

                                                  /s/ John DelPrete
                                                  ------------------------------
                                                  John DelPrete
                                                  Assistant Secretary